Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Administrative Expenses [Abstract]
Administrative Expenses
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Payroll and related costs	5,231	8,180	5,423
Professional fees	3,733	4,125	4,677
Other expenses	3,217	4,325	4,211
Depreciation of RoU asset	630	644	654
Depreciation of tangible assets	711	478	811
Total	13,522	17,752	15,776